SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Large Cap Value Fund
Large Cap Growth Fund
Tax-Managed Large Cap Fund
S&P 500 Index Fund
Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
Tax-Managed Small/Mid Cap Fund
Mid-Cap Fund
U.S. Managed Volatility Fund

Global Managed Volatility Fund
Tax-Managed Managed Volatility Fund
Real Estate Fund
Enhanced Income Fund
Core Fixed Income Fund
U.S. Fixed Income Fund
High Yield Bond Fund
Real Return Fund
Dynamic Asset Allocation Fund
Multi-Strategy Alternative Fund
Long/Short Alternative Fund

(the "Funds")

Supplement Dated December 30, 2016
to the Class A Prospectus (the "Prospectus") dated January 31, 2016, as amended on March 9, 2016,
April 15, 2016, May 3, 2016, June 10, 2016, July 8, 2016 and December 15, 2016

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

Notification of Change in Name of Share Class

At a meeting held on October 26, 2016, the Board of Trustees of SEI Institutional Managed Trust approved the renaming of the Funds' Class A Shares as Class F Shares. Effective as of January 31, 2017, all references in the Prospectus to "Class A Shares" are hereby deleted and replaced with "Class F Shares," as applicable. The Funds' investment objectives, principal investment strategies and fees and expenses will not change as a result of this change to the name of the share class and the Funds will continue to be managed in the manner described in the Prospectus.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1068 (12/16)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Accumulation Fund
Multi-Asset Income Fund
Multi-Asset Inflation Managed Fund
Multi-Asset Capital Stability Fund
(the "Funds")

Supplement Dated December 30, 2016
to the Class A Prospectus (the "Prospectus") dated January 31, 2016

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

Notification of Change in Name of Share Class

At a meeting held on October 26, 2016, the Board of Trustees of SEI Institutional Managed Trust approved the renaming of the Funds' Class A Shares as Class F Shares. Effective as of January 31, 2017, all references in the Prospectus to "Class A Shares" are hereby deleted and replaced with "Class F Shares," as applicable. The Funds' investment objectives, principal investment strategies and fees and expenses will not change as a result of this change to the name of the share class and the Funds will continue to be managed in the manner described in the Prospectus.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1069 (12/16)

SEI INSTITUTIONAL MANAGED TRUST

Conservative Income Fund
Tax-Free Conservative Income Fund
(the "Funds")

Supplement Dated December 30, 2016
to the Class A Prospectus (the "Prospectus") dated March 31, 2016

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

Notification of Change in Name of Share Class

At a meeting held on October 26, 2016, the Board of Trustees of SEI Institutional Managed Trust approved the renaming of the Funds' Class A Shares as Class F Shares. Effective as of January 31, 2017, all references in the Prospectus to "Class A Shares" are hereby deleted and replaced with "Class F Shares," as applicable. The Funds' investment objectives, principal investment strategies and fees and expenses will not change as a result of this change to the name of the share class and the Funds will continue to be managed in the manner described in the Prospectus.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1070 (12/16)

SEI INSTITUTIONAL MANAGED TRUST

Tax-Managed International Managed Volatility Fund
(the "Fund")

Supplement Dated December 30, 2016
to the Class A Prospectus (the "Prospectus") dated August 1, 2016

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

Notification of Change in Name of Share Class

At a meeting held on October 26, 2016, the Board of Trustees of SEI Institutional Managed Trust approved the renaming of the Fund's Class A Shares as Class F Shares. Effective as of January 31, 2017, all references in the Prospectus to "Class A Shares" are hereby deleted and replaced with "Class F Shares," as applicable. The Fund's investment objectives, principal investment strategies and fees and expenses will not change as a result of this change to the name of the share class and the Fund will continue to be managed in the manner described in the Prospectus.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1071 (12/16)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Large Cap Value Fund
Large Cap Growth Fund
Tax-Managed Large Cap Fund
S&P 500 Index Fund
Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
Tax-Managed Small/Mid Cap Fund
Mid-Cap Fund
U.S. Managed Volatility Fund

Global Managed Volatility Fund
Tax-Managed Managed Volatility Fund
Real Estate Fund
Enhanced Income Fund
Core Fixed Income Fund
U.S. Fixed Income Fund
High Yield Bond Fund
Real Return Fund
Dynamic Asset Allocation Fund
Multi-Strategy Alternative Fund
Long/Short Alternative Fund

(the "Funds")

Supplement Dated December 30, 2016
to the Statement of Additional Information (the "SAI") dated January 31, 2016, as amended on March 9, 2016, April 15, 2016, May 3, 2016, June 10, 2016, June 30, 2016, July 8, 2016 and
December 15, 2016

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Notification of Change in Name of Share Class

At a meeting held on October 26, 2016, the Board of Trustees of SEI Institutional Managed Trust approved the renaming of the Funds' Class A Shares as Class F Shares. Effective as of January 31, 2017, all references in the SAI to "Class A Shares" are hereby deleted and replaced with "Class F Shares," as applicable. The Funds' investment objectives, principal investment strategies and fees and expenses will not change as a result of this change to the name of the share class and the Funds will continue to be managed in the manner described in the SAI.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1072 (12/16)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Accumulation Fund
Multi-Asset Income Fund
Multi-Asset Inflation Managed Fund
Multi-Asset Capital Stability Fund
(the "Funds")

Supplement Dated December 30, 2016
to the Statement of Additional Information (the "SAI") dated January 31, 2016, as amended on April 15, 2016

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Notification of Change in Name of Share Class

At a meeting held on October 26, 2016, the Board of Trustees of SEI Institutional Managed Trust approved the renaming of the Funds' Class A Shares as Class F Shares. Effective as of January 31, 2017, all references in the SAI to "Class A Shares" are hereby deleted and replaced with "Class F Shares," as applicable. The Funds' investment objectives, principal investment strategies and fees and expenses will not change as a result of this change to the name of the share class and the Funds will continue to be managed in the manner described in the SAI.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1073 (12/16)

SEI INSTITUTIONAL MANAGED TRUST

Conservative Income Fund
Tax-Free Conservative Income Fund
(the "Funds")

Supplement Dated December 30, 2016
to the Statement of Additional Information (the "SAI") dated March 31, 2016

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Notification of Change in Name of Share Class

At a meeting held on October 26, 2016, the Board of Trustees of SEI Institutional Managed Trust approved the renaming of the Funds' Class A Shares as Class F Shares. Effective as of January 31, 2017, all references in the SAI to "Class A Shares" are hereby deleted and replaced with "Class F Shares," as applicable. The Funds' investment objectives, principal investment strategies and fees and expenses will not change as a result of this change to the name of the share class and the Funds will continue to be managed in the manner described in the SAI.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1074 (12/16)

SEI INSTITUTIONAL MANAGED TRUST

Tax-Managed International Managed Volatility Fund
(the "Fund")

Supplement Dated December 30, 2016
to the Statement of Additional Information (the "SAI") dated August 1, 2016

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Notification of Change in Name of Share Class

At a meeting held on October 26, 2016, the Board of Trustees of SEI Institutional Managed Trust approved the renaming of the Fund's Class A Shares as Class F Shares. Effective as of January 31, 2017, all references in the SAI to "Class A Shares" are hereby deleted and replaced with "Class F Shares," as applicable. The Fund's investment objectives, principal investment strategies and fees and expenses will not change as a result of this change to the name of the share class and the Fund will continue to be managed in the manner described in the SAI.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1075 (12/16)